Biological assets (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Level 1 [Member] | Agricultural Business [Member] | Sown Land-crops [Member]
Statement [Line Items]
As of beginning of period	$ 14,839,000,000	$ 15,527,000,000	$ 33,048,000,000
Costs for the year	15,599,000,000	16,058,000,000
Foreign exchange gain / (loss)		5,254,000,000
Currency translation adjustment	(30,620,000,000)
Current (Consumable)	15,527,000,000	33,048,000,000	14,839,000,000
As of end of period	15,527,000,000	33,048,000,000	14,839,000,000
Transfers	(2,500,000,000)	(3,103,000,000)
Level 1 [Member] | Others [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	505,000,000	392,000,000	426,000,000
Consumptions	(92,000,000)	(120,000,000)
Costs for the year	58,000,000	41,000,000
Current (Consumable)	4,000,000	3,000,000
Non-current (Production)	388,000,000	423,000,000	505,000,000
As of end of period	392,000,000	426,000,000	505,000,000
Level 2 of fair value [Member] | Agricultural Business [Member] | Other Cattle [Member]
Statement [Line Items]
As of beginning of period	951,000,000	287,000,000	624,000,000
Purchases	7,000,000	46,000,000
Initial recognition and changes in the fair value of biological assets	(306,000,000)	(342,000,000)
Sales	(36,000,000)	(27,000,000)
Consumptions	(2,000,000)	(4,000,000)
Current (Consumable)	69,000,000	78,000,000	89,000,000
Non-current (Production)	218,000,000	546,000,000	862,000,000
As of end of period	287,000,000	624,000,000	951,000,000
Level 3 [Member] | Agricultural Business [Member] | Sown Land-crops [Member]
Statement [Line Items]
As of beginning of period	20,464,000,000	13,792,000,000	6,446,000,000
Initial recognition and changes in the fair value of biological assets	9,222,000,000	16,782,000,000
Decrease due to harvest	(169,597,000,000)	(210,516,000,000)
Costs for the year	169,002,000,000	179,427,000,000
Foreign exchange gain / (loss)		(2,814,000,000)
Currency translation adjustment	(3,781,000,000)
Current (Consumable)	13,792,000,000	6,446,000,000	20,464,000,000
As of end of period	13,792,000,000	6,446,000,000	20,464,000,000
Transfers	2,500,000,000	3,103,000,000
Level 3 [Member] | Agricultural Business [Member] | Sugarcane Fields [Member]
Statement [Line Items]
As of beginning of period	32,910,000,000	19,313,000,000	23,280,000,000
Initial recognition and changes in the fair value of biological assets	3,179,000,000	(1,393,000,000)
Decrease due to harvest	(49,797,000,000)	(50,911,000,000)
Costs for the year	46,693,000,000	41,481,000,000
Foreign exchange gain / (loss)		1,193,000,000
Currency translation adjustment	(4,042,000,000)
Current (Consumable)	19,313,000,000	23,280,000,000	32,910,000,000
As of end of period	19,313,000,000	23,280,000,000	32,910,000,000
Agricultural Business 1 [Member] | Level 1 [Member]
Statement [Line Items]
As of beginning of period	122,400,000,000	86,310,000,000	104,024,000,000
Purchases	7,429,000,000	4,341,000,000
Initial recognition and changes in the fair value of biological assets	5,837,000,000	(5,004,000,000)
Decrease due to harvest	(219,394,000,000)	(261,427,000,000)
Sales	(20,404,000,000)	(17,013,000,000)
Consumptions	(184,000,000)	(209,000,000)
Costs for the year	248,714,000,000	256,888,000,000
Foreign exchange gain / (loss)		4,048,000,000
Currency translation adjustment	(39,712,000,000)
Current (Consumable)	58,285,000,000	69,454,000,000	73,782,000,000
Non-current (Production)	28,025,000,000	34,570,000,000	48,618,000,000
As of end of period	86,310,000,000	104,024,000,000	122,400,000,000
Agricultural Business 1 [Member] | Level 2 of fair value [Member] | Breeding Cattle And Cattle For Sale [Member]
Statement [Line Items]
As of beginning of period	52,731,000,000	36,999,000,000	48,200,000,000
Purchases	7,422,000,000	4,295,000,000
Initial recognition and changes in the fair value of biological assets	(6,258,000,000)	(20,051,000,000)
Sales	(20,368,000,000)	(16,986,000,000)
Consumptions	(90,000,000)	(85,000,000)
Costs for the year	17,362,000,000	19,881,000,000
Foreign exchange gain / (loss)		415,000,000
Currency translation adjustment	(1,269,000,000)
Current (Consumable)	9,580,000,000	6,599,000,000	5,480,000,000
Non-current (Production)	27,419,000,000	33,601,000,000	47,251,000,000
As of end of period	$ 36,999,000,000	$ 40,200,000,000	$ 52,731,000,000